Cover Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	WAYFAIR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36666
Entity Tax Identification Number	36-4791999
Entity Address, Address Line One	4 Copley Place
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	532-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	W
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001616707
Amendment Flag	false
Document Period End Date	Feb. 19, 2026